Annual Fund Operating Expenses - Emerging Markets Local Debt	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.28%
Class C
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	2.04%
Class R
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.54%
Class Y
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.04%
Class R5
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.93%
Class R6
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.93%